Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Accounts Receivable [Member]
Expected credit losses
Bad debts written-off	$ 142,762	$ 183,570
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accounts Receivable [Member]
Trade receivables	90 days	90 days
Financial Asset, Often Exceed 90 Days [Member]
Accounts Receivable [Member]
Trade receivables	90 days	90 days